THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
LONG-TERM INVESTMENTS (99.0%)
ALABAMA (0.7%)
$     1,000      Alabama Mental Health Finance Authority, Special
                   Tax Obligation, (Prerefunded, Series 1989, due
                   05/01/01), MBIA Insured........................    RB         Aaa/AAA      05/01/99(b) 7.375%  $  1,086,370
      1,630      Childersburg Industrial Development Board, PCR,
                   (Kimberly Clark Corp. Project, Escrowed to
                   Maturity, due 11/15/99)........................    RB         Aa2/AA       05/15/97(b) 7.400      1,719,585
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due 08/15/18)...........    RB          NR/NR       08/15/01(b) 7.300      1,109,940
                                                                                                                  ------------
                     TOTAL ALABAMA................................                                                   3,915,895
                                                                                                                  ------------

ALASKA (2.6%)
       2,000     Anchorage, (Prerefunded, Series 1991, due
                   07/01/02), MBIA Insured........................    GO         Aaa/AAA      07/01/01(b) 6.600      2,173,340
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured.......................    GO         Aaa/AAA      06/01/99(b) 7.100      1,146,391
      1,000      Anchorage, (Series 1990A), AMBAC Insured.........    GO         Aaa/AAA      02/01/00    6.850      1,070,370
      3,000      North Slope Borough, (Series 1992A), MBIA
                   Insured........................................    GO         Aaa/AAA      06/30/00    5.550      3,120,030
      5,500      North Slope Borough, Zero Coupon, (Capital
                   Appreciation, Series 1996A), MBIA Insured......    GO         Aaa/AAA      06/30/99    0.000      4,966,555
      2,200      North Slope Borough, Zero Coupon, (Capital
                   Appreciation, Series 1996B), MBIA Insured......    GO         Aaa/AAA      06/30/01    0.000      1,797,026
                                                                                                                  ------------
                     TOTAL ALASKA.................................                                                  14,273,712
                                                                                                                  ------------

ARIZONA (0.8%)
       1,000     Maricopa County School District #11, (Peoria
                   Unified School Improvement, Prerefunded, Series
                   1990H, due 07/01/05), MBIA Insured.............    GO         Aaa/AAA      07/01/99(b) 7.000      1,104,150
      1,325      Maricopa County School District #3, (Tempe
                   Elementary, Projects of 1991, Prerefunded,
                   Series C, due 07/01/08)........................    GO          A1/AA       07/01/06(b) 6.000      1,444,515
      1,750      Phoenix, (Refunding, Series C)...................    GO         Aa1/AA+      07/01/02    6.375      1,911,507
                                                                                                                  ------------
                     TOTAL ARIZONA................................                                                   4,460,172
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
CALIFORNIA (5.9%)
$     2,520      California Department of Water Resources,
                   (Central Valley Project, Water Systems Service,
                   Refunding, Series J-1).........................    RB          Aa/AA       12/01/12    7.000%  $  2,982,521
      6,000      California State.................................    GO          A1/A+       02/01/08    6.500      6,766,440
      9,000      California State.................................    GO          A1/A+       06/01/06    6.750     10,226,520
      1,000      California State, (AMBAC/MBIA Insured)...........    GO         Aaa/AAA      09/01/06    6.500      1,126,120
        594      Kaweah Delta Hospital District, Tulare County,
                   (Series D, due 06/01/14).......................    PP          NR/A+       06/01/97(b) 4.350        595,455
      1,160      Kaweah Delta Hospital District, Tulare County,
                   (Series E, due 06/01/14).......................    PP          NR/A+       06/01/97(b) 5.250      1,164,037
      1,695      Kaweah Delta Hospital District, Tulare County,
                   (Series G, due 06/01/14).......................    PP          NR/A+       06/01/04(b) 6.400      1,831,380
      3,000      Los Angeles County Public Works, (Refunding,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      09/01/05    6.000      3,233,820
      2,500      Los Angeles County Public Works, (Refunding,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      09/01/06    6.000      2,695,200
      2,000      Los Angeles Department of Water & Power,
                   (California Electric Plant, Crossover Refunded,
                   due 05/15/30)..................................    RB         Aa3/A+       05/15/00(b) 7.125      2,205,800
                                                                                                                  ------------
                     TOTAL CALIFORNIA.............................                                                  32,827,293
                                                                                                                  ------------

COLORADO (0.8%)
       1,295     Adams County School District #12, FGIC Insured...    GO         Aaa/AAA      12/15/06    6.000      1,410,993
      3,180      Lower Colorado River Authority, (Refunding)......    RB          Aa/A+       01/01/99    5.000      3,235,745
                                                                                                                  ------------
                     TOTAL COLORADO...............................                                                   4,646,738
                                                                                                                  ------------

CONNECTICUT (0.9%)
       1,755     Connecticut Housing Finance Authority, (Housing
                   Mortgage Finance Program, Refunding, Series
                   1987B).........................................    RB          Aa/AA       11/15/97    8.100      1,786,783
      2,815      Connecticut Transportation Infrastructure,
                   Special Tax Obligation, (Prerefunded, Series
                   1991A, due 06/01/04)...........................    RB         NR/AA-       06/01/03(b) 6.600      3,117,894
                                                                                                                  ------------
                     TOTAL CONNECTICUT............................                                                   4,904,677
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
DISTRICT OF COLUMBIA (2.5%)
$     3,000      District of Columbia, (Refunding, Series A), MBIA
                   Insured........................................    GO         Aaa/AAA      06/01/07    6.000%  $  3,188,670
      7,500      District of Columbia, (Refunding, Series C), FGIC
                   Insured........................................    GO         Aaa/AAA      12/01/03    5.250      7,692,225
      2,600      District of Columbia, (Series B), MBIA Insured...    GO         Aaa/AAA      06/01/02    6.000      2,758,132
                                                                                                                  ------------
                     TOTAL DISTRICT OF COLUMBIA...................                                                  13,639,027
                                                                                                                  ------------

FLORIDA (2.8%)
       5,765     Dade County School District, (Refunding), MBIA
                   Insured........................................    GO         Aaa/AAA      07/15/05    6.000      6,262,231
      1,535      Florida Board of Education, Capital Outlay,
                   (Escrowed to Maturity, Series 1986C, due
                   06/01/01)......................................    GO         Aaa/AAA      06/01/97(b) 7.000      1,605,733
      1,300      Florida Board of Education, Capital Outlay,
                   (Refunding, Series B)..........................    GO         Aa2/AA       01/01/99    4.250      1,308,645
        465      Florida Board of Education, Capital Outlay,
                   (Unrefunded Balance, Series 1986C, due
                   06/01/01)......................................    GO          Aa/AA       06/01/97(b) 7.000        475,788
      3,200      Jacksonville Electric Authority, (St. Johns
                   River, Issue 2, Crossover Refunded, Series 5,
                   due 10/01/09)..................................    RB         Aa1/AA       10/01/99(b) 7.000      3,444,384
      2,000      Volusia County School District, (Refunding,
                   Series 1991, due 08/01/02), FGIC Insured.......    GO         Aaa/AAA      08/01/01(b) 6.100      2,160,820
                                                                                                                  ------------
                     TOTAL FLORIDA................................                                                  15,257,601
                                                                                                                  ------------

GEORGIA (6.3%)
       2,630     Fulton County School District, (Refunding).......    GO          Aa/AA       05/01/14    6.375      2,936,474
      1,000      Georgia Municipal Electric Authority, (Refunding,
                   Series D)......................................    RB           A/A        01/01/06    6.000      1,059,680
      1,000      Georgia Municipal Electric Authority, (Series
                   A).............................................    RB           A/A        01/01/12    6.500      1,100,460
      1,155      Georgia Residential Finance Authority, (Single
                   Family Insured Mortgages, Refunding, Series
                   1986A, due 12/01/98), FHA Insured..............    RB         Aa/AA+       12/01/97(b) 6.600      1,192,064
      6,000      Georgia, (Series B)..............................    GO         Aaa/AA+      03/01/07    7.200      7,097,100
      3,000      Georgia, (Series B)..............................    GO         Aaa/AA+      03/01/10    6.300      3,348,330
      4,470      Georgia, (Series C)..............................    GO         Aaa/AA+      07/01/11    5.700      4,726,131
      2,500      Gwinnett County School District, (Refunding,
                   Series B)......................................    GO         Aa1/AA       02/01/08    6.400      2,800,725

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
GEORGIA (CONTINUED)
$     5,000      Metropolitan Atlanta Rapid Transit Authority,
                   Sales Tax Revenue, (Refunding, Series P).......    RB         Aaa/AAA      07/01/11    6.250%  $  5,509,650
      4,500      Municipal Electric Authority, (Project 1, Sixth
                   Crossover), AMBAC Insured......................    RB         Aaa/AAA      01/01/08    7.000      5,229,405
                                                                                                                  ------------
                     TOTAL GEORGIA................................                                                  35,000,019
                                                                                                                  ------------

HAWAII (1.4%)
       2,000     Hawaii, (Series BZ)..............................    GO          Aa/AA       10/01/12    6.000      2,156,020
      3,055      Hawaii, (Series CK)..............................    GO          Aa/AA       09/01/04    6.000      3,305,815
      2,000      Honolulu City & County Improvement, (Refunding,
                   Series B)......................................    GO          Aa/AA       10/01/11    5.500      2,042,220
                                                                                                                  ------------
                     TOTAL HAWAII.................................                                                   7,504,055
                                                                                                                  ------------

ILLINOIS (11.1%)
       1,000     Chicago Board of Education, (Lease Certificates,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      01/01/06    6.125      1,080,270
      4,130      Chicago Board of Education, (Lease Certificates,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      01/01/07    6.125      4,487,369
      4,000      Chicago, (Equipment Notes, Series 1996), AMBAC
                   Insured........................................    GO         Aaa/AAA      01/01/04    5.600      4,189,200
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured........................................    GO         Aaa/AAA      01/01/11    6.000      3,197,820
      2,000      Chicago, (Refunding, Series B), FGIC Insured.....    GO         Aaa/AAA      01/01/00    5.000      2,038,560
      1,500      Chicago, (Series 1995), AMBAC Insured............    GO         Aaa/AAA      01/01/05    6.500      1,654,590
      1,500      Chicago, O'Hare International Airport,
                   (Refunding, Series C-1), MBIA Insured..........    RB         Aaa/AAA      01/01/09    5.750      1,569,450
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured........................................    GO         Aaa/AAA      11/15/04    5.800      3,501,761
     10,000      Cook County, Community School District #54,
                   Schaumburg Township, Zero Coupon, (Capital
                   Appreciation, Prerefunded, Series B, due
                   01/01/11), FGIC Insured........................    GO         Aaa/AAA      01/01/03(b) 0.000      4,528,500
      1,375      Du Page County, (Illinois Alternative Revenue
                   Jail Project, Prerefunded, due 01/01/21).......    GO         Aaa/AAA      01/01/02(b) 6.550      1,519,609
      2,000      Illinois, (Refunding, Series 1987, due
                   04/01/02)......................................    GO         Aa3/AA-      04/01/97(b) 6.500      2,044,800
      2,000      Illinois, (Series 1986, due 12/01/01)............    GO         Aa3/AA-      05/01/97(b) 6.250      2,049,740
      3,000      Illinois, Sales Tax Revenue, (Refunding, Series
                   Q).............................................    RB         Aa3/AAA      06/15/09    6.000      3,207,300
      3,250      Illinois, Sales Tax Revenue, (Refunding, Series
                   Q).............................................    RB         Aa3/AAA      06/15/12    6.000      3,457,967

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
ILLINOIS (CONTINUED)
$     3,350      Illinois, Sales Tax Revenue, (Series R)..........    RB         Aa3/AAA      06/15/01    4.600%  $  3,367,956
        950      Kendall Kane & Will Counties Community Unit
                   School District #308, FGIC Insured.............    GO         Aaa/AAA      03/01/99    6.200        990,128
      2,500      Metropolitan Pier & Exposition Authority,
                   (McCormick Place Expansion Project, Series
                   A).............................................    RB          A/A+        06/15/06    8.500      3,148,250
      5,420      Metropolitan Pier & Exposition Authority, Zero
                   Coupon, (Capital Appreciation, McCormick Place
                   Expansion Project, Refunding), MBIA Insured....    RB         Aaa/AAA      06/15/14    0.000      2,019,438
     11,000      Metropolitan Pier & Exposition Authority, Zero
                   Coupon, (Capital Appreciation, McCormick Place
                   Expansion Project, Refunding, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      12/15/11    0.000      4,830,210
      9,705      Metropolitan Pier & Exposition Authority, Zero
                   Coupon, (Capital Appreciation, McCormick Place
                   Expansion Project, Refunding, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      06/15/12    0.000      4,113,949
      2,810      Regional Transportation Authority, (Series D),
                   FGIC Insured...................................    RB         Aaa/AAA      06/01/07    7.750      3,394,508
      1,000      University of Illinois, Auxiliary Facilities,
                   (Escrowed to Maturity, due 10/01/01)...........    RB         Aaa/AAA      04/01/97(b) 6.000      1,029,950
                                                                                                                  ------------
                     TOTAL ILLINOIS...............................                                                  61,421,325
                                                                                                                  ------------

INDIANA (1.1%)
       2,000     Indiana Municipal Power Agency, Power Supply
                   System Revenue, (Refunding, Series B), MBIA
                   Insured........................................    RB         Aaa/AAA      01/01/13    6.000      2,137,540
      3,915      Indiana, Transportation Finance Authority,
                   Highway Revenue, (Refunding, Series A), AMBAC
                   Insured........................................    RB         Aaa/AAA      06/01/09    5.250      3,928,742
                                                                                                                  ------------
                     TOTAL INDIANA................................                                                   6,066,282
                                                                                                                  ------------

KENTUCKY (0.8%)
       3,900     Kentucky Turnpike Authority, (Escrowed to
                   Maturity, Series A, due 07/01/02)..............    RB         Aaa/NR       07/01/97(b) 7.100      4,272,957
                                                                                                                  ------------

LOUISIANA (1.5%)
       8,000     Louisiana, (Refunding, Series A), FGIC Insured...    GO         Aaa/AAA      08/01/00    6.000      8,436,320
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
MARYLAND (1.1%)
$     1,560      Anne Arundel County..............................    GO         Aa/AA+       09/01/06    6.000%  $  1,695,361
      1,000      Maryland Department of Transportation,
                   (Prerefunded, Series 1990, due 08/15/05).......    RB         Aaa/AAA      08/15/99(b) 6.700      1,081,120
      3,000      Maryland, (3rd Series, due 07/15/03).............    GO         Aaa/AAA      07/15/01(b) 6.400      3,237,750
                                                                                                                  ------------
                     TOTAL MARYLAND...............................                                                   6,014,231
                                                                                                                  ------------

MASSACHUSETTS (1.7%)
       5,650     Massachusetts Bay Transportation Authority,
                   (General Transportation System, Refunding,
                   Series A)......................................    RB          A1/A+       03/01/08    7.000      6,566,486
      1,495      Massachusetts, College Building Authority,
                   (Refunding, Series A)..........................    RB          A1/A+       05/01/11    7.500      1,831,584
      1,060      Wareham, School Project Loan Bonds, (due
                   01/15/03), AMBAC Insured.......................    GO         Aaa/AAA      01/15/01(b) 6.800      1,168,205
                                                                                                                  ------------
                     TOTAL MASSACHUSETTS..........................                                                   9,566,275
                                                                                                                  ------------

MINNESOTA (2.8%)
       5,000     University of Minnesota, (Series A)..............    RB         Aa3/AA       07/01/10    5.750      5,242,200
      5,000      University of Minnesota, (Series A)..............    RB         Aa3/AA       07/01/15    5.750      5,160,400
      4,800      Western Minnesota Municipal Power Agency,
                   (Prerefunded, Series 1983A, due 01/01/04), MBIA
                   Insured........................................    RB         Aaa/AAA      01/01/98(b) 10.125     5,314,128
                                                                                                                  ------------
                     TOTAL MINNESOTA..............................                                                  15,716,728
                                                                                                                  ------------

MISSISSIPPI (2.6%)
       6,000     Mississippi Home Corp Residual Revenue, Zero
                   Coupon, (Capital Appreciation, Refunded, Series
                   C).............................................    RB         AAA/NR       09/01/13    0.000      2,364,900
     11,000      Mississippi, (Escrowed to Maturity)..............    GO         Aaa/AAA      02/01/08    6.200     12,273,140
                                                                                                                  ------------
                     TOTAL MISSISSIPPI............................                                                  14,638,040
                                                                                                                  ------------

MISSOURI (0.8%)
       4,000     St. Louis County Regional Convention & Sports
                   Complex Authority, (Prerefunded, Series B, due
                   08/15/21)......................................    RB         Aaa/AAA      08/15/03(b) 7.000      4,536,240
                                                                                                                  ------------

NEBRASKA (0.7%)
       4,000     Nebraska Public Power District, (Nuclear
                   Facilities, Refunding).........................    RB          A1/A+       07/01/00    5.200      4,109,440
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEVADA (4.1%)
$       500      Carson City School District, (Prerefunded, Series
                   1990, due 04/01/03), FGIC Insured..............    GO         Aaa/AAA      04/01/00(b) 6.750%  $    542,180
      8,200      Clark County School District, (Series A), MBIA
                   Insured........................................    GO         Aaa/AAA      06/01/11    7.000      9,599,740
      3,000      Clark County School District, FGIC Insured.......    GO         Aaa/AAA      06/15/03    6.000      3,216,960
      3,000      Clark County, (Passenger Facilities, Las Vegas
                   McCarran International Airport, Series A),
                   AMBAC Insured..................................    RB         Aaa/AAA      07/01/08    6.250      3,318,660
      1,685      Las Vegas, Clark County Library District,
                   (Prerefunded, Series 1991A, due 06/01/03), FGIC
                   Insured........................................    GO         Aaa/AAA      06/01/01(b) 6.600      1,830,837
      1,200      Las Vegas, Clark County Library District,
                   (Prerefunded, Series 1991A, due 06/01/04), FGIC
                   Insured........................................    GO         Aaa/AAA      06/01/01(b) 6.700      1,308,264
      1,280      Las Vegas, Clark County Library District,
                   (Refunding, Series 1991B, due 08/01/04), FGIC
                   Insured........................................    GO         Aaa/AAA      08/01/01(b) 6.700      1,400,154
      1,330      Nevada, (Prison Facilities, Prerefunded, Series
                   1990A, due 08/01/04)...........................    GO          Aa/AA       08/01/00(b) 7.000      1,465,274
                                                                                                                  ------------
                     TOTAL NEVADA.................................                                                  22,682,069
                                                                                                                  ------------

NEW HAMPSHIRE (1.4%)
       4,900     New Hampshire Higher Educational & Health
                   Facilities Authority, (Dartmouth College,
                   Refunding).....................................    RB         Aaa/NR       06/01/07    6.750      5,589,626
      1,720      New Hampshire, (Prerefunded, Series 1991A, due
                   06/15/03)......................................    GO         Aa/AA+       06/15/01(b) 6.600      1,896,214
                                                                                                                  ------------
                     TOTAL NEW HAMPSHIRE..........................                                                   7,485,840
                                                                                                                  ------------

NEW JERSEY (6.7%)
       4,180     Jersey City, (Refunding, Series H)...............    GO          A/AA        10/01/11    6.250      4,611,167
      7,000      New Jersey Economic Development Authority,
                   (Market Transition Facilities, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      07/01/02    5.400      7,268,800
      1,325      New Jersey Economic Development Authority, (New
                   Jersey Performing Arts Center, Series PJ-A),
                   AMBAC Insured..................................    RB         Aaa/AAA      06/15/07    6.000      1,433,849
      1,990      New Jersey Economic Development Authority, (New
                   Jersey Performing Arts Center, Series PJ-C),
                   AMBAC Insured..................................    RB         Aaa/AAA      06/15/06    6.000      2,150,195

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEW JERSEY (CONTINUED)
$     1,500      New Jersey Sports & Exposition Authority, (Sports
                   Complex, Refunding, Escrowed to Maturity)......    RB         Aa1/NR       01/01/00    8.100%  $  1,649,880
      6,000      New Jersey Transportation Authority, (Refunding,
                   Series B), MBIA Insured........................    RB         Aaa/AAA      06/15/05    6.000      6,491,760
      7,500      New Jersey Transportation Authority, (Refunding,
                   Series B), MBIA Insured........................    RB         Aaa/AAA      06/15/10    6.500      8,473,125
      2,500      New Jersey Turnpike Authority, (Refunding, Series
                   A), MBIA Insured...............................    RB         Aaa/AAA      01/01/00    6.200      2,630,400
      1,000      New Jersey Turnpike Authority, (Refunding, Series
                   A), MBIA Insured...............................    RB         Aaa/AAA      01/01/01    5.700      1,046,500
      1,000      Ocean County, (General Improvement)..............    GO          Aa/NR       04/15/00    6.375      1,064,630
                                                                                                                  ------------
                     TOTAL NEW JERSEY.............................                                                  36,820,306
                                                                                                                  ------------

NEW YORK (7.8%)
       1,990     Monroe County, Public Improvement, (Partially
                   Prerefunded, due 06/01/09), AMBAC Insured......    GO         Aaa/AAA      06/01/08(b) 6.000      2,155,349
      1,295      Monroe County, Public Improvement, (Partially
                   Prerefunded, due 06/01/10), AMBAC Insured......    GO         Aaa/AAA      06/01/08(b) 6.000      1,397,836
        110      Monroe County, Public Improvement, (Prerefunded,
                   due 06/01/09), AMBAC Insured...................    GO         Aaa/AAA      06/01/08(b) 6.000        120,602
        120      Monroe County, Public Improvement, (Prerefunded,
                   due 06/01/10), AMBAC Insured...................    GO         Aaa/AAA      06/01/08(b) 6.000        131,566
      1,000      Municipal Assistance Corp. for the City of New
                   York, (Refunding, Series 1987-61, due 7/01/07),
                   MBIA Insured...................................    RB         Aaa/AAA      07/01/97(b) 6.875      1,030,710
      2,000      Municipal Assistance Corp. for the City of New
                   York, (Series E)...............................    RB         Aa2/AA-      07/01/06    6.000      2,161,620
      1,465      New York City, (Escrowed to Maturity, Series
                   B).............................................    GO         Aaa/AAA      06/01/01    8.000      1,659,713
      2,645      New York City, (Refunding, Series A).............    GO        Baa1/BBB+     08/01/02    5.750      2,735,591
      4,675      New York City, (Refunding, Series H, SubSeries
                   H-1)...........................................    GO        Baa1/BBB+     08/01/01    5.500      4,787,060
      1,000      New York City, (Series E), FGIC Insured..........    GO         Aaa/AAA      02/15/06    6.500      1,103,480
      2,000      New York City, (Series F)........................    GO        Baa1/BBB+     02/15/02    6.100      2,093,100
      3,425      New York City, (Series F)........................    GO        Baa1/BBB+     02/15/03    6.200      3,601,113
      2,000      New York City, (Series G), AMBAC Insured.........    GO         Aaa/AAA      10/15/07    6.000      2,144,460

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEW YORK (CONTINUED)
$     2,000      New York State Local Government Assistance Corp,
                   (Refunding, Series A), AMBAC Insured...........    RB         Aaa/AAA      04/01/06    6.000%  $  2,159,740
      1,500      New York State Urban Development Corp.,
                   (Correctional Capital Facilities, Prerefunded,
                   Series 1, due 01/01/14)........................    RB         Aaa/NR       01/01/00(b) 7.750      1,668,195
      4,000      Triborough Bridge & Tunnel Authority, (Refunding,
                   Series V, due 01/01/05), FGIC Insured..........    RB         Aaa/AAA      01/01/01(b) 6.875      4,379,520
      8,700      Triborough Bridge & Tunnel Authority, (Refunding,
                   Series X)......................................    RB          Aa/A+       01/01/12    6.625      9,946,101
                                                                                                                  ------------
                     TOTAL NEW YORK...............................                                                  43,275,756
                                                                                                                  ------------

OHIO (1.1%)
       2,000     Ohio State Building Authority, (Admin Building
                   Fund, Series A)................................    RB         Aa3/AA-      10/01/06    5.500      2,086,200
      3,365      Ohio Water Development Authority, (Refunding,
                   Escrowed to Maturity, due 12/01/10)............    RB         Aaa/AAA      06/01/97(b) 9.375      4,249,995
                                                                                                                  ------------
                     TOTAL OHIO...................................                                                   6,336,195
                                                                                                                  ------------

PENNSYLVANIA (1.7%)
       1,175     Bethel Park School District, (Prerefunded, Series
                   1991B, due 02/01/02), AMBAC Insured............    GO         Aaa/AAA      02/01/00(b) 6.550      1,249,142
        970      Pennsylvania Higher Education Assistance Agency,
                   Student Loan Revenue, (Refunding, Series
                   1985A), FGIC Insured...........................    RB         Aaa/AAA      12/01/00    6.800      1,039,336
      1,310      Pennsylvania Higher Education Facilities
                   Authority, College & University Revenue,
                   University of Pennsylvania, (Refunding, Series
                   A).............................................    RB         Aa2/AA       09/01/02    6.500      1,436,769
      2,800      Pennsylvania Higher Educational Facilities
                   Authority, Health Services Revenue, University
                   of Pennsylvania, (Series A)....................    RB         Aa3/AA       01/01/06    6.000      3,008,264
      1,500      Pennsylvania, (2nd Series 1991A, due 11/01/04),
                   MBIA Insured...................................    GO         Aaa/AAA      11/01/01(b) 6.500      1,640,040
      1,000      Pennsylvania, (Refunding and Projects, 1st Series
                   A), AMBAC Insured..............................    GO         Aaa/AAA      01/01/01    6.600      1,078,590
                                                                                                                  ------------
                     TOTAL PENNSYLVANIA...........................                                                   9,452,141
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
PUERTO RICO (0.8%)
$     2,000      Puerto Rico Commonwealth Aqueduct & Sewer
                   Authority, (Refunding).........................    RB         Baa1/A       07/01/98    4.400%  $  2,010,520
      2,000      Puerto Rico Commonwealth Highway & Transportation
                   Authority, Highway Revenue, (Refunding, Series
                   Z), MBIA Insured...............................    RB         Aaa/AAA      07/01/05    6.250      2,211,740
                                                                                                                  ------------
                     TOTAL PUERTO RICO............................                                                   4,222,260
                                                                                                                  ------------

RHODE ISLAND (2.0%)
       5,000     Rhode Island Public Buildings Authority,
                   (Refunding, Series A), AMBAC Insured...........    RB         Aaa/AAA      02/01/00    4.700      5,047,400
      2,000      Rhode Island, (Prerefunded, Series 1990B, due
                   10/15/01)......................................    GO         A1/AA-       10/15/99(b) 6.700      2,160,960
      3,785      Rhode Island, (Series 1991B).....................    GO         A1/AA-       05/15/00    6.000      3,966,680
                                                                                                                  ------------
                     TOTAL RHODE ISLAND...........................                                                  11,175,040
                                                                                                                  ------------

SOUTH CAROLINA (0.2%)
       1,000     Piedmont Municipal Power Agency, (Escrowed to
                   Maturity, Refunding), MBIA Insured.............    RB         Aaa/AAA      01/01/08    6.200      1,102,060
                                                                                                                  ------------

TENNESSEE (0.4%)
       2,000     Chattanooga, Industrial Development Board, IDR,
                   (Gerber/Buster Brown Manufacturing, Inc., due
                   11/01/05)......................................    RB          A1/NR       11/01/97(b) 4.000      2,004,780
                                                                                                                  ------------

TEXAS (7.8%)
       1,500     Addison, (Refunding, Series 1991, due 09/01/00),
                   FGIC Insured...................................    GO         Aaa/AAA      09/01/98(b) 6.250      1,541,175
      1,000      Arlington, (Series 1989, due 08/01/00), AMBAC
                   Insured........................................    GO         Aaa/AAA      08/01/99(b) 6.850      1,058,940
      1,050      Austin Independent School District, (Refunding,
                   Series 1991), PSFG Insured.....................    GO         Aaa/AAA      08/01/99    6.200      1,102,101
      1,500      Austin, Utilities System, (Escrowed to Maturity,
                   due 10/01/01)..................................    RB         Aaa/AAA      04/01/97(b) 6.500      1,632,195
        335      Austin, Water Sewer & Electric, (Refunding,
                   Escrowed to Maturity)..........................    RB          A/NR        11/15/97    13.500       357,914
         25      Conroe Independent School District, (Partially
                   Prerefunded, Series 1989, due 02/01/01), MBIA
                   Insured........................................    GO         Aaa/AAA      02/01/99(b) 7.100         26,241

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
TEXAS (CONTINUED)
$       975      Conroe Independent School District, (Prerefunded,
                   Series 1989, due 02/01/01), MBIA Insured.......    GO         Aaa/AAA      02/01/99(b) 7.100%  $  1,031,394
      1,265      Conroe Independent School District, Lot A, PSFG
                   Insured........................................    GO         Aaa/AAA      02/01/03    6.500      1,391,804
      2,260      Corpus Christi Independent School District,
                   (Refunding), PSFG Insured......................    GO         Aaa/AAA      08/15/05    6.000      2,443,512
      1,305      Dallas County, Flood Control District #1,
                   (Prerefunded, due 04/01/10)....................    GO         Aaa/NR       04/01/08(b) 9.250      1,768,301
      1,650      El Paso Independent School District,
                   (Prerefunded, Series 1991, due 07/01/03), PSFG
                   Insured........................................    GO         Aaa/AAA      07/01/01(b) 6.550      1,791,273
      3,805      Fort Worth Independent School District,
                   (Refunding, Series 1987).......................    GO          Aa/AA       02/15/98    6.000      3,887,454
      1,320      Grapevine, (Certificates of Obligation), FGIC
                   Insured........................................    GO         Aaa/AAA      02/15/05    6.800      1,491,125
      1,700      Harris County, Road Improvement Authority,
                   (Prerefunded, Series 1989, due 11/01/03), MBIA
                   Insured........................................    GO         Aaa/AAA      11/01/99(b) 7.000      1,825,494
      3,350      Houston Independent School District, (Asbestos
                   Abatement Notes)...............................    GO         Aa3/AA+      07/15/99    5.000      3,424,437
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured......................    GO         Aaa/NR       08/15/03    6.000      4,097,681
      2,325      Northwest Independent School District, Zero
                   Coupon, (Capital Appreciation, Refunding), PSFG
                   Insured........................................    GO         Aaa/NR       08/15/03    0.000      1,714,315
      2,320      Northwest Independent School District, Zero
                   Coupon, (Capital Appreciation, Refunding), PSFG
                   Insured........................................    GO         Aaa/NR       08/15/04    0.000      1,620,010
      2,000      Plano Independent School District, (Prerefunded,
                   Series 1991B, due 02/15/04), FGIC Insured......    GO         Aaa/AAA      02/15/01(b) 6.550      2,160,700
      1,500      San Antonio, (Refunding).........................    GO          Aa/AA       08/01/07    6.000      1,558,035
        750      Texas A & M University, (Prerefunded, Series
                   1989, due 07/01/99)............................    RB         Aaa/AAA      07/01/97(b) 6.600        772,605
        700      Texas A & M University, (Refunding, Series 1989,
                   due 07/01/98)..................................    RB         Aaa/AAA      07/01/97(b) 6.500        720,468
      2,000      Texas, Public Finance Authority, (Prerefunded,
                   Series 1988A, due 10/01/02)....................    GO          NR/AA       10/01/00(b) 6.300      2,133,780

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
TEXAS (CONTINUED)
$     1,000      Texas, Public Finance Authority, (Prerefunded,
                   Series 1991A, due 10/01/05)....................    GO          NR/AA       10/01/00(b) 6.500%  $  1,073,480
      2,500      University of Texas, Permanent University Fund,
                   (Refunding, Series 1991).......................    RB         Aaa/AAA      07/01/01    6.300      2,690,800
                                                                                                                  ------------
                     TOTAL TEXAS..................................                                                  43,315,234
                                                                                                                  ------------

UTAH (3.4%)
       1,625     Intermountain Power Agency, (Refunding, Series
                   B), MBIA Insured...............................    RB         Aaa/AAA      07/01/09    6.500      1,836,120
      5,130      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured...............................    RB         Aaa/AAA      07/01/00    6.000      5,396,811
      4,155      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured...............................    RB         Aaa/AAA      07/01/01    6.000      4,404,757
      6,645      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured...............................    RB         Aaa/AAA      07/01/02    6.000      7,095,265
                                                                                                                  ------------
                     TOTAL UTAH...................................                                                  18,732,953
                                                                                                                  ------------

VIRGINIA (1.4%)
       5,000     Virginia Public School Authority, (Refunding,
                   Series 1991)...................................    RB          Aa/AA       01/01/02    6.000      5,340,600
      2,000      Virginia Public School Authority, (Series A, due
                   08/01/04)......................................    RB          Aa/AA       08/01/01(b) 6.500      2,188,260
                                                                                                                  ------------
                     TOTAL VIRGINIA...............................                                                   7,528,860
                                                                                                                  ------------

WASHINGTON (8.0%)
       1,555     King & Snohomish Counties, School District #417,
                   (due 12/01/02), FGIC Insured...................    GO         Aaa/AAA      12/01/00(b) 6.600      1,669,230
      2,500      King County, (Refunding, Series A)...............    GO         Aa1/AA+      01/01/99    5.000      2,548,275
      6,355      King County, (Refunding, Series B)...............    GO         Aa1/AA+      01/01/01    6.700      6,878,144
      1,000      Pierce County School District #320, Sumner
                   Washington, (Series 1991, due 12/01/02), MBIA
                   Insured........................................    GO         Aaa/AAA      12/01/01(b) 6.600      1,088,340
      2,955      Seattle, Municipal Sewer Revenue, (Prerefunded,
                   Series T, due 01/01/31)........................    RB         Aaa/AA-      01/01/00(b) 6.875      3,213,622
      1,250      Snohomish County School District #2, (Refunding,
                   Series A, due 12/01/02), MBIA Insured..........    GO         Aaa/AAA      06/01/01(b) 6.700      1,350,950
      4,815      Washington Public Power Supply System, (Nuclear
                   Project #1, Refunding, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      07/01/06    6.000      5,144,539

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
WASHINGTON (CONTINUED)
$     4,000      Washington Public Power Supply System, (Nuclear
                   Project #1, Refunding, Series B)...............    RB         Aa1/AA-      07/01/03    5.750%  $  4,192,000
      2,000      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990A)...........    RB         Aa1/AA-      07/01/06    7.250      2,300,960
      5,265      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990A)...........    RB         Aa1/AA-      07/01/01    6.300      5,596,221
      2,000      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990C, due
                   07/01/01), FGIC Insured........................    RB         Aaa/AAA      01/01/01(b) 7.000      2,189,260
      1,500      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990C, due
                   07/01/02)......................................    RB         Aa1/AA-      01/01/01(b) 7.500      1,659,825
      1,000      Washington, (Prerefunded, Series 1990B, due
                   08/01/02)......................................    GO          Aa/AA       08/01/00(b) 6.750      1,077,210
      3,000      Washington, (Refunding, Series 1995C, AT-8 and
                   R-95 B)........................................    GO          Aa/AA       07/01/02    5.750      3,176,820
      1,750      Washington, (Refunding, Series R-92-A, due
                   09/01/02)......................................    GO          Aa/AA       09/01/01(b) 6.300      1,891,785
                                                                                                                  ------------
                     TOTAL WASHINGTON.............................                                                  43,977,181
                                                                                                                  ------------

WEST VIRGINIA (0.2%)
       1,000     Berkeley County Board of Education, (Escrowed to
                   Maturity, Series 1988), MBIA Insured...........    GO         Aaa/AAA      04/01/01    7.300      1,109,030
                                                                                                                  ------------

WISCONSIN (2.1%)
       1,500     Racine Unified School District, (due 04/01/01),
                   AMBAC Insured..................................    GO         Aaa/AAA      04/01/99(b) 6.500      1,561,905
      5,000      Wisconsin, (Series A)............................    GO          Aa/AA       05/01/99    5.750      5,185,500
      5,000      Wisconsin, Transportation Revenue, (Refunding,
                   Series A)......................................    RB         A1/AA-       07/01/06    4.600      4,857,700
                                                                                                                  ------------
                     TOTAL WISCONSIN..............................                                                  11,605,105
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
WYOMING (1.0%)
$     3,600      Platte County, PCR, (Basin Electric Power
                   Cooperative, Refunding)........................    RB          A2/A        01/01/06    4.950%  $  3,572,316
      2,115      Platte County, PCR, (Basin Electric Power
                   Cooperative, Refunding)........................    RB          A2/A        01/01/07    5.050      2,101,591
                                                                                                                  ------------
                     TOTAL WYOMING................................                                                   5,673,907
                                                                                                                  ------------
                     TOTAL LONG TERM INVESTMENTS (COST $526,863,219)............................................   547,705,744
                                                                                                                  ------------
SHORT-TERM INVESTMENTS (1.1%)
FLORIDA (0.0%)
         100     Hillsborough County, Florida Industrial
                   Development Authority, PCR, (Refunding, due
                   05/15/18)......................................   VRDN      VMIG1/A-1+     03/03/97(a) 3.450        100,000
                                                                                                                  ------------

GEORGIA (0.1%)
         500     Bartow County, Georgia Development Authority,
                   PCR, (Georgia Power Co., 1st Series, due
                   06/01/23)......................................   VRDN       VMIG1/NR      03/03/97(a) 3.450        500,000
        300      Burke County, (Development Authority, PCR,
                   Georgia Power Plant, Series 1994, Vogtle
                   Project-4th. Series, due 07/01/24).............   VRDN       VMIG1/A-1     03/03/97(a) 3.550        300,000
                                                                                                                  ------------
                                                                                                                       800,000
                                                                                                                  ------------

LOUISIANA (0.0%)
          50     Louisiana, Public Facilities Authority, (Colleges
                   & University Equipment and Capital-Series A,
                   due 09/01/10), FGIC Insured....................   VRDN       VMIG1/A-1     03/11/97(a) 3.300         50,000
                                                                                                                  ------------

MICHIGAN (0.7%)
       3,900     Midland County, Economic Development Corp.,
                   Limited Obligation Revenue, (Dow Chemical Co.
                   Project, Refunding, Series 1993B, due
                   12/01/15)......................................   VRDN        P-1/A-1      03/03/97(a) 3.450      3,900,000
                                                                                                                  ------------

NEW YORK (0.2%)
         800     New York, (Sub-Series B-4, due 08/15/22),
                   LOC-Union Bank of Switzerland..................   VRDN      VMIG1/A-1+     03/03/97(a) 3.550        800,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
OREGON (0.1%)
$       700      Port St. Helens, PCR, (Portland, Oregon General
                   Electric Co, due 04/01/10), LOC-Canadian
                   Imperial Bank..................................   VRDN      VMIG1/A-1+     03/03/97(a) 3.450%  $    700,000
                                                                                                                  ------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $6,350,000).............................................     6,350,000
                                                                                                                  ------------
                 TOTAL INVESTMENTS (COST $533,213,219) (100.1%).................................................   554,055,744
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)..................................................      (797,404)
                                                                                                                  ------------
                 NET ASSETS (100.0%)............................................................................  $553,258,340
                                                                                                                  ------------
                                                                                                                  ------------

------------------------------
Note: Based on the cost of investments of $533,213,219 for federal income tax purposes at February 28, 1997, the aggregate gross unrealized appreciation and depreciation was $21,361,633 and $519,108, respectively, resulting in net unrealized appreciation of investments of $20,842,525.

(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

    AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

    Crossover Refunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

    Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

    Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

    Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $533,213,219 )          $554,055,744
Cash                                                     39,983
Interest Receivable                                   6,509,529
Prepaid Expenses and Other Assets                         6,110
                                                   ------------
    Total Assets                                    560,611,366
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     7,128,181
Advisory Fee Payable                                    126,219
Custody Fee Payable                                      38,616
Administrative Services Fee Payable                      13,238
Administration Fee Payable                                2,189
Fund Services Fee Payable                                 1,056
Accrued Trustees' Fees and Expenses                         356
Accrued Expenses                                         43,171
                                                   ------------
    Total Liabilities                                 7,353,026
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $553,258,340
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $13,926,876

EXPENSES
Advisory Fee                                       $775,954
Custodian Fees and Expenses                          89,324
Administrative Services Fee                          82,134
Professional Fees and Expenses                       18,578
Fund Services Fee                                    10,138
Administration Fee                                    5,477
Trustees' Fees and Expenses                           4,163
                                                   --------
    Total Expenses                                                985,768
                                                              -----------
NET INVESTMENT INCOME                                          12,941,108

NET REALIZED GAIN ON INVESTMENTS                                  612,683

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   7,533,352
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $21,087,143
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1997     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1996
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     12,941,108    $    22,197,847
Net Realized Gain on Investments                            612,683            605,789
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                           7,533,352         (4,888,459)
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         21,087,143         17,915,177
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           134,710,086        224,578,237
Withdrawals                                             (93,922,848)      (163,747,318)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            40,787,238         60,830,919
                                                   -----------------   ---------------
    Total Increase in Net Assets                         61,874,381         78,746,096
NET ASSETS
Beginning of Period                                     491,383,959        412,637,863
                                                   -----------------   ---------------
End of Period                                      $    553,258,340    $   491,383,959
                                                   -----------------   ---------------
                                                   -----------------   ---------------

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SUPPLEMENTARY DATA
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                                                                            FOR THE          FOR THE PERIOD
                                                        FOR THE           FISCAL YEAR        JULY 12, 1993
                                                   SIX MONTHS ENDED     ENDED AUGUST 31,    (COMMENCEMENT OF
                                                   FEBRUARY 28, 1997   ------------------    OPERATIONS) TO
                                                      (UNAUDITED)      1996   1995   1994   AUGUST 31, 1993
                                                   -----------------   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.38%(a) 0.38% 0.42%  0.41%             0.40%(a)
  Net Investment Income                                        4.99%(a) 4.92% 5.15%  4.68%             4.58%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                        --      --     --     --              0.01%(a)
PORTFOLIO TURNOVER                                               13%(b)   25%   47%    33%               43%(b)+

------------------------
(a) Annualized.

(b) Not annualized.

+ Portfolio's turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The JPM Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from The JPM Pierpont Tax Exempt Bond Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxes on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended February 28, 1997, this fee amounted to $775,954.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. Under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust
      II. For the six months ended February 28, 1997, the fee for these services amounted to $5,477.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended February 28, 1997, the fee for these services amounted to $82,134.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $10,138 for the six months ended February 28, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustee's Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the six months ended February 28, 1997 were as follows:

       COST OF             PROCEEDS
      PURCHASES           FROM SALES
     ------------        ------------
     $132,908,932        $ 65,278,445